Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Shares Activities
The Company’s convertible preferred shares activities for the years ended December 31, 2019 and 2020 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—
Issuance of Series C-1 Preferred Shares, net of issuance costs	—	—	—	—	—	—	—	—	—	3,857,143	26,160	183,536
Adjustment at extinguishment of Series C-1 Preferred Shares	—	—	—	—	—	—	—	—	—	—	754	5,283

Balance as of December 31, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819

Conversion to ordinary shares upon IPO	(30,227,056)	(102,852)	(687,482)	(30,305,212)	(139,407)	(921,243)	(31,046,360)	(197,478)	(1,306,633)	(3,857,143)	(26,914)	(188,819)
Balance as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—